Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Information [Abstract]
Segment Information

Note 15- Segment Information

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly provided to the Chief Operating Decision Maker (CODM) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s Chief Executive Officer comprises the Company’s CODM. The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. The CODM uses consolidated net (loss) income as the primary metric to assess performance and the allocation of resources. As such, the Company has determined that it operates as one operating and reportable segment. Segment assets, liabilities and stockholders’ equity is presented the same as disclosed on the consolidated balance sheets.

The following tables set forth significant expense categories and other specified amounts included in consolidated net income that are otherwise regularly provided to the CODM for the three months and six months ended June 30, 2026 and 2025:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Revenue	$7,899,249	$10,963,174	$14,034,779	$26,930,195
Cost of goods sold	3,058,588	685,177	5,434,627	1,538,615
Gross profit	4,840,661	10,277,997	8,600,152	25,391,580

General and administrative	521,980	700,222	1,017,523	1,412,898
Research and development	23,430	30,645	49,644	50,900
Sales and marketing	917,430	109,044	1,375,866	239,460
Professional fees	5,020,081	4,751,253	11,119,844	9,194,599
Compensation and related	6,069,110	4,513,335	11,092,759	9,016,939
Depreciation and amortization	689,317	60,739	1,229,754	114,700
Interest income, net	(23,362)	(64,785)	(87,037)	(93,332)
Other expense (income)	594,035	(409)	592,864	(3,070)
Income tax expense	-	167,340	-	1,539,751
Segment expense	13,812,021	10,267,384	26,391,217	21,472,845
Net (loss) income	$(8,971,360)	$10,613	$(17,791,065)	$3,918,735

Note that the amounts presented above for research and development, sales and marketing, and general and administrative are exclusive of share-based compensation, payroll, and professional fee expenses.

Note 11– Segment Information

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly provided to the CODM in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s Chief Executive Officer comprises the Company’s CODM. The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. The CODM uses consolidated net (loss) income as the primary metric to assess performance and the allocation of resources. As such, the Company has determined that it operates as one operating and reportable segment. Segment assets, liabilities and stockholders’ equity is presented the same as disclosed on the consolidated balance sheets.

The following tables set forth significant expense categories and other specified amounts included in consolidated net income that are otherwise regularly provided to the CODM for the years ended December 31, 2025 and 2024:

	2025	2024
Revenue	$47,482,015	$69,658,420
Cost of goods sold	3,043,090	13,743,284
Gross profit	44,438,925	55,915,136
Research and development	110,594	43,607
Sales and marketing	636,258	536,605
Professional fees	26,141,136	8,868,332
Compensation and related	15,471,937	14,733,768
General and administrative	2,548,730	396,463
Depreciation and amortization	219,417	212,732
Interest expense (income), net	(413,849)	587,222
Other expense	114,348	2,541
Income tax expense (benefit)	6,191,266	(496,845)
Segment expense	51,019,837	24,884,423
Net (loss) income	$(6,580,912)	$31,030,713

*	Note that the amounts presented above for research and development, sales and marketing, and general and administrative are exclusive of share-based compensation, payroll, and professional fee expenses.